Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about inventory

	At December 31,
	2024	2023
	(€ million)
Finished goods and goods for resale	€11,242	€12,064
Work-in-progress, raw materials and manufacturing supplies	9,619	9,136
Amount due from customers for contract work	—	214
Total Inventories	€20,861	€21,414

Disclosure of amounts due from customers for contract work	The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products are summarized below. Stellantis’ construction contracts were operated through Comau which was disposed of in December 2024. Refer to Note 3, Scope of consolidation for additional information.

	At December 31,
	2024	2023
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€—	€766
Less: Progress billings	—	659
Construction contracts, net asset/(liability)	€—	€107
Construction contract assets	—	214
Less: Construction contract liabilities (Note 24)	—	107
Construction contracts, net asset/(liability)	€—	€107

Disclosure of significant changes in contract assets and contract liabilities	Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2024, were as follows:

	At January 1, 2024	Advances received from customers	Amounts recognized within revenue	Disposal	At December 31, 2024
	(€ million)
Construction contracts, net asset/(liability)	€107	€(757)	€747	€(97)	€—
Changes in the
Company's service contract liability for the year ended December 31, 2024, were as follows:

	At January 1, 2024	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other changes	At December 31, 2024
	(€ million)
Service contract liability	€2,968	€1,274	€(1,427)	€—	€(85)	€2,730